May 1, 1998


Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

        Re:     The Ehrenkrantz Trust
                File No. 33-10888

Gentlemen:

	Pursuant to Rule 497J, the Fund hereby represents that no material changes have been made in the definitive copy of the Fund's Prospectus and SAI contained in the referenced Registration Statement.

                                            Sincerely,

                                            /s/ Thomas C. Henry
                                                    Thomas C. Henry

TCH/pt